Note 9 - Long-term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
Debt Disclosure [Text Block]
Note
9.
 Long-Term Debt

Long-term debt (callable) consists of the following:

	September 30, 2017	December 31, 2016
Principal	$34,307,290	$33,290,995
Unamortized debt discount	(1,005,292)	(1,803,742)
Total	$33,301,998	$31,487,253

In
October 2014,
the Company entered into a
$35,000,000
note ("Note") with Melody Business Finance, LLC ("Lender") wherein the Company received net proceeds of
$33,950,000
after a
3%
original issue discount.

This Note (the “Note”) matures on
October 16, 2019
and accrues interest on the basis of a
360
-day year at:

a)
A rate equal to the greater of: i) the sum of the
one
-month Libor rate on any given day plus
7%
or ii)
8%
per annum. The
one
-month Libor rate was
1.23%
as of
September 30, 2017.
Interest accrued at this rate is paid in cash at the end of each quarter; plus

b)	A rate of 4% per annum. Interest accrued at this rate is added to the principal amount at the end of each quarter.

This Note is secured by a
first
-priority lien and security interest in all of the assets of the Company and its subsidiaries, excluding the capital stock of the Company, and certain capital leases, contracts and assets secured by purchase money security interests.

The Note contains representations and warranties by the Company and the Lender, certain indemnification provisions in favor of the Lender and customary covenants (including limitations on other debt, liens, acquisitions, investments and dividends), and events of default (including payment defaults, breaches of covenants, a material impairment in the Lender
’s security interest or in the collateral, and events relating to bankruptcy or insolvency). The Note contains several restrictive covenants and the most significant of which requires the Company to maintain a minimum cash balance of
$6,500,000
at all times. The Company was
not
in compliance with
one
of the Note covenants as of
March 31, 2017
and
December 31, 2016,
and such violation was waived by the Lender on
June 14, 2017
effective
March 31, 2017.
The Company is in compliance with the Note covenants as of
September 30, 2017.
Upon the occurrence of an event of default, an additional
5%
interest rate will be applied to the outstanding loan balances, and the Lender may
terminate its lending commitment, declare all outstanding obligations immediately due and payable, and take such other actions as set forth in the Note to secure its interests. Such amount was not
assessed by the Lender.

The Company has the option to prepay the Note in the minimum principal amount of
$5,000,000,
plus integral amounts of
$1,000,000,
beyond that amount subject to certain prepayment penalties. Mandatory prepayments are required upon the occurrence of certain events, including but not
limited to: i) the sale, lease, conveyance or transfer of certain assets, ii) issuance or incurrence of indebtedness other than certain permitted debt, iii) issuance of capital stock redeemable for cash or convertible into debt securities; and iv) any change of control.

A discount of
$6,406,971
to the face value of the Note was recorded upon its issuance and that discount is being amortized over the term of the Note using the effective interest rate method. That discount consisted of:

a)
$2,463,23
2
representing the fair value of warrants simultaneously issued to the Lender for the purchase of up to
1,600
and
800
shares of the Company's common stock at
$1,890.00
and
$15.00
per share, respectively, through
April 2022.
The fair value of these warrants was calculated utilizing the Black-Scholes option pricing model;

b)	$2,893,739 in costs incurred associated with obtaining this financing arrangement which consisted primarily of professional fees; and

c)	$1,050,000 related to a 3% original issue discount.

On
November 8, 2016
and in connection with a financing transaction, an investor acquired
$5,000,000
of the Company's obligations to the Lender consisting of principal and accrued interest of
$4,935,834
and
$64,166,
respectively. The investor then immediately exchanged such obligations for
1,000
 shares of the Company's Series D Convertible Preferred Stock (the “Series D Preferred Stock”) and warrants for the purchase of up to
53,334
 shares of the Company's common stock. In connection with that exchange, the Company:

a)
Wrote-off the portion of the unamortized debt discount and deferred financing costs associated with the exchanged principal and recorded a charge to interest expense of
$331,609.
The accrued interest and the adjustment to the unamortized debt discount activity described in this paragraph are separate from and unrelated to the amounts appearing in the following paragraphs; and

b)
Recorded a non-cash loss on extinguishment of debt charge of
$500,000.
This amount represents the difference between the fair value of the Series D Preferred Stock of
$5,500,000
and the carrying amount of the debt of
$5,000,000
as of the date of the exchange.

The Company recorded interest expense of $
1,063,851
and
$1,149,871
for the
three
months ended
September 30, 2017
and
2016,
respectively. The Company recorded interest expense of
$3,048,881
and
$3,390,576
for the
nine
months ended
September 30, 2017
and
2016,
respectively. Of those amounts, the Company paid to the Lender
$1,323,353
and
$2,260,384
and added
$1,016,295
and
$1,130,192
of interest to the principal amount of the Note during the
nine
months ended
September 30, 2017
and
2016,
respectively.

The Company recorded amortization expense of $
241,428
and
$396,414
for the
three
months ended
September 30, 2017
and
2016,
respectively. Amortization expense totaled
$798,450
and
$1,272,648
for the
nine
months ended
September 30, 2017
and
2016,
respectively, and classified those amounts as interest expense.

Note
9
-
Long-Term Debt

Long-term debt consists of the following as of
December 31, 2016
and
2015:

	2016 Callable	2015
Principal	$33,290,995	$36,748,903
Unamortized debt discount	(1,803,742)	(3,744,941)
Total	$31,487,253	$33,003,962

In
October 2014,
the Company entered into a
$35,000,000
note ("Note") with Melody Business Finance, LLC ("Lender") wherein the Company received net proceeds of
$33,950,000
after a
3%
original issue discount.

This Note matures on
October 16, 2019
and accrues interest on the basis of a
360
-day year at:

a)
A rate equal to the greater of: i) the sum of the
one
-month Libor rate on any given day plus
7%
or ii)
8%
per annum. The
one
-month Libor rate was
0.77%
as of
December 31, 2016.
Interest accrued at this rate is paid in cash at the end of each quarter; plus

b)	A rate of 4% per annum. Interest accrued at this rate is added to the principal amount at the end of each quarter.

This Note is secured by a
first
-priority lien and security interest in all of the assets of the Company and its subsidiaries, excluding the capital stock of the Company, and certain capital leases, contracts and assets secured by purchase money security interests.

The Note contains representations and warranties by the Company and the Lender, certain indemnification provisions in favor of the Lender and customary covenants (including limitations on other debt, liens, acquisitions, investments and dividends), and events of default (including payment defaults, breaches of covenants, a material impairment in the Lender
’s security interest or in the collateral, and events relating to bankruptcy or insolvency). The Note contains several restrictive covenants and the most significant of which requires the Company to maintain a minimum cash balance of
$6,500,000
at all times. The Company was
not
in compliance with
one
of the Note covenants as of
December 31, 2016,
and such violation was waived by the lender on
June 14, 2017
effective
March 31, 2017.
Upon the occurrence of an event of default, an additional
5%
interest rate will be applied to the outstanding loan balances, and the Lender may
terminate its lending commitment, declare all outstanding obligations immediately due and payable, and take such other actions as set forth in the Note to secure its interests. Such default interest was not
assessed by the lender.

The Company has the option to prepay the Note in the minimum principal amount of
$5,000,000
plus integral amounts of
$1,000,000
beyond that amount subject to certain prepayment penalties. Mandatory prepayments are required upon the occurrence of certain events, including but not
limited to: i) the sale, lease, conveyance or transfer of certain assets, ii) issuance or incurrence of indebtedness other than certain permitted debt, iii) issuance of capital stock redeemable for cash or convertible into debt securities; and iv) any change of control.

A discount of
$6,406,971
to the face value of the Note was recorded upon its issuance and that discount is being amortized over the term of the Note using the effective interest rate method. That discount consisted of:

a)
$2,463,231
representing the fair value of warrants simultaneously issued to the Lender for the purchase of up to
1,600
and
800
shares of the Company's common stock at
$1,890
and
$15.00
per share, respectively, through
April 2022.
The fair value of these warrants was calculated utilizing the Black-Scholes option pricing model;

b)	$2,893,739 in costs incurred associated with obtaining this financing arrangement which consisted primarily of professional fees; and

c)	$1,050,000 related to a 3% original issue discount.

On
November 8, 2016
and in connection with a financing transaction as more fully discussed in Note
10,
Capital Stock
, an investor acquired
$5,000,000
of the Company's obligations to the Lender consisting of principal and accrued interest of
$4,935,834
and
$64,166,
respectively. The investor then immediately exchanged such obligations for
1,000
 shares of the Company's Series D Convertible Preferred Stock and warrants for the purchase of up to
53,334
 shares of the Company's common stock. In connection with that exchange, the Company:

a)
Wrote-off the portion of the unamortized debt discount and deferred financing costs associated with the exchanged principal and recorded a charge to interest expense of
$331,609.
The accrued interest and the adjustment to the unamortized debt discount activity described in this paragraph are separate from and unrelated to the amounts appearing in the following paragraphs; and

b)
Recorded a non-cash loss on extinguishment of debt charge of
$500,000.
This amount represents the difference between the fair value of the Series D Convertible Preferred Stock of
$5,500,000
as described in Note
10,
Capital Stock
, and the carrying amount of the debt of
$5,000,000
as of the date of the exchange.

The Company recorded interest expense of
$4,497,945
and
$4,360,042
for the years ended
December 31, 2016
and
2015,
respectively. Of those amounts, the Company paid to the Lender
$2,955,853
and
$2,906,695
and added
$1,477,926
and
$1,453,347
to the principal amount of the Note during the years ended
December 31, 2016
and
2015,
respectively.

The Company recorded amortization expense of
$1,609,588
and
$2,080,125
for the years ended
December 31, 2016
and
2015,
respectively, and classified those amounts as interest expense.